Digital Assets	12 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSETS
6.	DIGITAL ASSETS

As of June 30, 2025 and 2024, digital assets consisted of the following:

	As of June 30,
	2025	2024
NFT A	140,586	$140,586
NFT B	600,000	600,000
Total	740,586	740,586
Impairment	(740,586)	(600,000)
Digital assets, net	-	$140,586

NFT A and NFT B were built during the fiscal year ended June 30, 2024. Considering that NFT B did not generate any sales although it was uploaded to sell for more than 10 months, the Company made full impairment of NFT B as of June 30, 2024. Considering that NFT A did not generate any sales during 2025, the Company made full impairment of NFT A as of June 30, 2025.